Tortoise Pipeline & Energy Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2020
Common Stock - 88.9%(1)	Shares	Fair Value
Crude Oil Pipelines - 28.6%(1)
Canada - 23.1%(1)
Gibson Energy Inc	50,815	925,255
Enbridge Inc.	175,500	5,619,510
Inter Pipeline Ltd.	93,257	984,513
Pembina Pipeline Corporation	130,637	3,235,002
United States - 5.5%(1)
Plains GP Holdings, L.P.	352,356	2,575,722
		13,340,002
Natural Gas Gathering/Processing - 7.2%(1)
United States - 10.2%(1)
Equitrans Midstream Corporation	307,343	3,159,486
Hess Midstream Partners LP	78,784	1,392,901
Rattler Midstream LP	13	109
Targa Resources Corp.	11,747	199,816
		4,752,312
Natural Gas/Natural Gas Liquids Pipelines - 46.3%(1)
Canada - 14.2%(1)
Keyera Corp.	73,152	1,335,900
TC Energy Corporation	113,623	5,301,649
United States - 32.1%(1)
Kinder Morgan Inc.	389,508	5,383,001
ONEOK, Inc.	108,842	2,990,978
The Williams Companies, Inc.	317,849	6,598,543
		21,610,071
Diversified Infrastructure - 3.8%(1)
United States - 3.8%(1)
NextEra Energy Partners, LP	29,030	1,751,090

Total Common Stock (Cost $55,224,952)		41,453,475

Master Limited Partnerships - 33.0%(1)
Crude Oil Pipelines - 4.6%(1)
United States - 4.6%(1)
BP Midstream Partners LP	14,840	174,964
NuStar Energy L.P.	32,670	442,679
PBF Logistics LP	24,710	238,452
Shell Midstream Partners, L.P.	124,825	1,296,932
		2,153,027
Natural Gas/Natural Gas Liquids Pipelines - 11.6%(1)
United States - 11.6%(1)
DCP Midstream, LP	39,058	494,865
Energy Transfer LP	317,787	2,040,193
Enterprise Products Partners L.P.	163,236	2,866,424
		5,401,482
Natural Gas Gathering/Processing - 2.0%(1)
United States - 2.0%(1)
Noble Midstream Partners LP	24,065	215,622
Western Midstream Partners, LP	79,732	723,169
		938,791
Other - 0.2%(1)
United States - 0.2%(1)
Westlake Chemical Partners LP	4,940	100,035

Refined Product Pipelines - 14.6%(1)
United States - 14.6%(1)
Holly Energy Partners, L.P.	41,962	599,637
Magellan Midstream Partners, L.P.	56,630	2,152,506
MPLX LP	160,097	2,924,972
Phillips 66 Partners LP	42,166	1,135,109
		6,812,224

Total Master Limited Partnerships (Cost $22,764,078)		15,405,559

Preferred Stock - 12.0%(1)
Natural Gas/Natural Gas Liquids Pipelines - 1.3%(1)
United States - 1.3%(1)
Altus Midstream Company, 7.000%(2)(3)	554	631,565

Natural Gas Gathering/Processing - 4.4%(1)
United States - 4.4%(1)
Targa Resources Corp., 9.500%(2)(3)	2,108	2,044,338

Power - 6.3%(1)
United States - 6.3%(1)
Sempra Energy, 6.000%, 01/15/2021	28,811	2,931,519

Total Preferred Stock (Cost $5,260,216)		5,607,422

Special Purpose Acquisition Companies - 2.8%(1)
Other - 2.8%(1)
United States - 2.8%(1)
Northern Genesis Acquisition Corp	64,600	640,832
Star Peak Energy Transition Corp	65,800	655,368

Total Special Purpose Acquisition Companies (Cost $1,303,839)		1,296,200

Short-Term Investment - 16.2%(1)
United States Investment Company - 16.2%(1)
Invesco Government & Agency Portfolio - Institutional Class, 0.03%(4) (Cost $7,554,994)	7,554,994	7,554,994

Total Investments - 152.9%(1) (Cost $92,108,079)		71,317,650
Other Assets and Liabilities - (0.4)%(1)		(181,796)
Senior Notes - (39.4)%(1)		(18,400,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (13.1)%(1)		(6,100,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$46,635,854

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have a total fair value of $2,675,903, which represents 5.7% of net assets. See Note 6 to the financial statements for further disclosure.
(3)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Note 2 to the financial statements.

(4)	Rate indicated is the current yield as of August 31, 2020.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of August 31, 2020.  These assets and liabilities are measured on a recurring basis.

TTP:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock(a)	$41,453,475	$-	$-	$41,453,475
Master Limited Partnerships(a)	15,405,559	-	-	15,405,559
Preferred Stock(a)	2,931,519	-	2,675,903	5,607,422
Special Purpose Acquisition Companies	1,296,200	-	-	1,296,200
Short-Term Investment(b)	7,554,994	-	-	7,554,994
Total Assets	$68,641,747	$-	$2,675,903	$71,317,650

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended August 31, 2020:

Preferred Stock	TTP
Balance – beginning of period	$5,990,475
Purchases	18,890
Return of capital	-
Sales	(3,310,291)
Total realized gain/loss	433,391
Change in unrealized gain/loss	(456,462)
Balance – end of period	$2,675,903
TTP
Change in unrealized gain/loss on investments still held at August 31, 2020	$(148,471)